INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of intangible assets

			Customer and		Assets
		Product-	distribution		in course of
	Technology	related	related	Software	construction	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2017	301	1,849	121	329	–	2,600
Exchange adjustment	10	38	1	12	–	61
Acquisitions[1]	59	2	–	–	–	61
Additions	–	2	3	63	–	68
Disposals	(6)	(43)	(5)	(5)	–	(59)
Transfers	(6)	6	–	4	–	4
At 31 December 2017	358	1,854	120	403	–	2,735
Exchange adjustment	(4)	(18)	(8)	(6)	–	(36)
Additions	–	1	–	8	6	15
Disposals	–	(1)	–	(4)	–	(5)
Transfers	–	–	–	12	7	19
At 31 December 2018	354	1,836	112	413	13	2,728
Amortisation and impairment
At 1 January 2017	36	886	80	187	–	1,189
Exchange adjustment	2	21	1	6	–	30
Charge for the year:
Amortisation	6	133	15	38	–	192
Impairment	–	10	–	–	–	10
Disposals	11	(61)	(3)	(4)	–	(57)
Transfers	(4)	4	–	–	–	–
At 31 December 2017	51	993	93	227	–	1,364
Exchange adjustment	(1)	(14)	(4)	(3)	–	(22)
Charge for the year:
Amortisation	24	103	6	43	–	176
Impairment	–	–	–	3	–	3
Disposals	–	(1)	–	(2)	–	(3)
At 31 December 2018	74	1,081	95	268	–	1,518
Net book amounts
At 31 December 2018	280	755	17	145	13	1,210
At 31 December 2017	307	861	27	176	–	1,371

1	In 2017 this relates to technology and product-related intangibles acquired with the purchase of Rotation Medical, Inc.

Transfers into software and assets in course of construction includes $19m (2017: $4m) of software transferred from property, plant and equipment.

Amortisation and impairment of acquisition intangibles is set out below:

	2018	2017
	$ million	$ million
Technology	24	6
Product-related	86	124
Customer and distribution related	3	10
Total	113	140